Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,692,000
Previously Paid Amount	0.00
Total Fee Amount	371.77
Total Offset Amount	0.00
Net Fee	371.77
Narrative - Max Aggregate Offering Price	$ 2,692,000
Final Prospectus	true